united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22956

Forefront Income Trust

(Exact name of registrant as specified in charter)

590 Madison Avenue, 34th Floor, New York NY 10022

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road, Suite 400, Wilmington DE 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Forefront Income Trust
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2014
TOTAL INVESTMENT - 0.0% (Cost $0) (a)		$ -
OTHER ASSETS LESS LIABILITIES - 100.0%		100,000
NET ASSETS - 100.0%		$ 100,000

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ -
	Unrealized Depreciation:	-
	Net Unrealized Appreciation:	$ -

A Fund may hold securities, such as asset-backed securities, senior loans, second lien or subordinated loans, dividend yielding preferred securities, other investment companies private placements and fixed income secutirities.

Short-term debt investments having a remaining maturity of 60 days or less when purchased and debt investments originally purchased with maturities in excess of 60 days but which currently have maturities of 60 days or less may be valued at cost adjusted for amortization of premiums and accretion of discounts. Any investments and other assets for which current market quotations are not readily available will be valued at fair value (“Fair Valued Assets”) as determined in good faith under policies and procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Pursuant to those policies and procedures, the Advisor will submit its recommendations regarding the valuation of Fair Valued Assets to a Valuation Committee comprised of officers and employees of the Advisor. The Valuation Committee may accept, modify or reject any such recommendations; may consider valuation recommendations from third-party pricing services (provided that the Board of Trustees has reviewed and approved in advance the valuation methodologies used by any such pricing services); shall consider all other available factors that the Valuation Committee deems relevant; and shall determine the fair value of the Fair Value Assets. When determining the fair value of a Fair Valued Asset, the Valuation Committee shall seek to determine the price that it might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Non-U.S. Securities will be valued by translating available quotes into U.S. dollar equivalents, if the quotes are considered reliable and otherwise valued at fair value. Over-the-counter options will be priced on the basis of dealer quotes, and other types of derivatives for which quotes are not available will be valued at fair value.

The fair values determined for all Fair Valued Assets shall be subsequently reported to the Board of Trustees. The Board will regularly review the appropriateness and accuracy of the fair value methodologies used to make such determinations and make any necessary adjustments.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of December 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
	$ -	$ -	$ -	$ -
Total	$ -	$ -	$ -	$ -

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
*See Portfolio of Investments for industry clarification.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Bradley Reifler

Bradley Reifler, President

Date 2/27/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Bradley Reifler

Bradley Reifler, President

Date 2/27/2015

By

*/s/ David Wasitowski

David Wasitowski, Treasurer

Date 2/27/2015